RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
NOTE 3 - RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Management Reimbursement Agreement

On November 17, 2017, the Company entered into a Management Reimbursement Agreement with CMH, a related party whose directors and executive officers include the Company’s officers and directors. Pursuant to this agreement, during 2019 and 2020, and until September 16, 2021, the Company reimbursed CMH an aggregate of $45,000 per month for the services of management and consultants employed by CMH (including the Company’s Chief Executive Officer and Chief Financial Officer, and the Company’s former directors Dr. Patel and Dr. Ichim). The agreement provided that at the option of CMH, the reimbursable amounts may be paid from time to time in shares of common stock of the Company at a price equal to a 30% discount to the lowest closing price during the 20 trading days prior to time the notice is given. The Agreement may be terminated by either party upon 30 days’ prior written notice. This agreement was terminated effective September 15, 2021. At December 31, 2020, the Company owed CMH $18,782 under this agreement, and at December 31, 2021, no amounts were owed CMH under this agreement.

Debt Settlement Agreement

On January 12, 2018, the Company entered into a Debt Settlement Agreement with Timothy Warbington, the Company’s Chief Executive Officer, under which the Company issued 3,000,000 shares of super-voting Series A Preferred Stock to Mr. Warbington in exchange for the cancellation of $150,000 of debt owed by the Company to CMH, which CMH in turn was obligated to pay Mr. Warbington. The Series A Preferred Stock previously provided Mr. Warbington with substantial control over all matters subject to a vote of the Company’s shareholders. Mr. Warbington surrendered the Series A Preferred Stock to the Company in December 2021 immediately prior to the closing of the Company’s public offering in exchange for $150,000 plus 8% interest on such amount from January 2018 until the date of surrender.

Jadi Cell License Agreement

On December 28, 2020, the Company entered into a patent license agreement with Jadi Cell, LLC, a company owned and controlled by Dr. Amit Patel, a former director of the Company. The agreement provides Company with an exclusive, worldwide license to U.S. Patent No. 9,803,176 “Methods and compositions for the clinical derivation of an allogenic cell and therapeutic uses” and the proprietary process of expanding the master cell bank of Jadi Cell LLC, in the field of enhancing autologous cells. The agreement is described in detail in Note 2 above. To date, the Company has not made any payments to Jadi Cell under this agreement, other than the $250,000 initial license fee, which was paid by the issuance of 180,180 shares of common stock to Jadi Cell in February 2022.

StemSpine Patent Purchase

The Company acquired U.S. Patent No. 9,598,673 covering the use of various stem cells for the treatment of lower back pain from its affiliate CMH pursuant to a Patent Purchase Agreement dated May 17, 2017, which was amended in November 2017. The inventors of the patent were Thomas Ichim, PhD and Amit Patel, MD, former directors of the Company, and Annette Marleau, PhD. The Patent Purchase Agreement is described in detail in Note 2 above. Pursuant to the Patent Purchase Agreement, the Company paid CMH the $100,000 obligation of the initial payment due under this agreement, by a $50,000 cash payment and the issuance of 6,667 shares of common stock on December 12, 2020. On December 31, 2020, following the Company’s announcement with respect to the clinical commercialization of the StemSpine technology, the Company paid CMH $50,000 of the $300,000 obligation due under this agreement through the issuance of 133 shares of common stock. On September 30, 2021 the Company paid CMH an additional $40,000 of the $300,000 obligation due under this agreement through the issuance of 84,656 shares of common stock, and in January 2021 the Company paid CMH an additional $50,000 of the $300,000 obligation due under this agreement through the issuance of 89,286 shares of common stock. The remaining portion of the $300,000 obligation has been paid in cash.

Insider Loans

On May 28, 2021, Timothy Warbington, who is our CEO and Chairman; and Dr. Amit Patel, who was formerly a director of ours, advanced the Company $50,000 and $150,000 respectively. The two notes were repaid during the quarter ended September 30, 2021, did not have any conversion features, and bore interest at the rate of 5% per annum.